Property, plant and equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2011 Construction in Progress	Jun. 30, 2011 Construction in Progress	Jun. 30, 2011 Coiled Tubing And Wireline Year	Dec. 31, 2010 Coiled Tubing And Wireline
Property, Plant and Equipment [Line Items]
Capitalized interest and payments to vendors for assets under construction	$ 771	$ 1,056
Salvage value			0	5,814
Estimated average remaining useful lives of salvage value (in years)			1.3
Expected increase in depreciation expense due to change in estimate of salvage value in remainder of fiscal year			4,867
Expected increase in depreciation expense due to change in estimate of salvage value in year one			789
Expected increase in depreciation expense due to change in estimate of salvage value in year two			134
Expected increase in depreciation expense due to change in estimate of salvage value in year three			$ 24